Financial instruments and commitments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of contractual maturities of financial liabilities and purchase commitments
The following are the contractual maturities of financial liabilities and purchase commitments, including estimated interest payments, as at December 31, 2021:

	Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
	$	$	$	$	$
Trade and other payables (excluding sales tax)	91,490	91,490	91,490	—	—
Due to merchants	720,874	720,874	720,874	—	—
Credit facilities	500,282	557,591	20,402	537,189	—
Lease liabilities	8,313	11,258	3,290	6,078	1,890
Other liabilities (a)	17,736	16,540	12,317	4,223	—
Contractual commitments	—	3,899	1,098	2,801	—
	1,338,695	1,401,652	849,471	550,291	1,890
Segregated funds	(720,874)	(720,874)	(720,874)	—	—
	617,821	680,778	128,597	550,291	1,890
(a) Other liabilities includes deferred revenue which will not require contractual cash flows.

Schedule of impairment losses on financial assets recognized in profit or loss
Impairment losses on financial assets recognized in profit or loss were as follows:

	2021	2020
	$	$
Balance – Beginning of year	632	2,602
Written off against reserve	(376)	(2,806)
Net remeasurement of loss allowance	460	836
Balance – End of year	716	632

Schedule of credit risk and expected credit loss for trade receivables
The following table provides information regarding the exposure to credit risk and expected credit loss for trade receivables as at December 31, 2021:

	Weighted-average loss rate	Gross carrying amount	Loss allowance
	%	$	$
Current (not past due)	0.1	33,298	40
1-30 days past due	10.4	657	68
31-60 days past due	4.2	554	23
More than 60 days past due	60.2	972	585
		35,481	716
The following table provides information regarding the exposure to credit risk and expected credit loss for trade receivables as at December 31, 2020:

	Weighted-average loss rate	Gross carrying amount	Loss allowance
	%	$	$
Current (not past due)	0.2	25,836	44
1-30 days past due	8.3	446	37
31-60 days past due	17.9	140	25
More than 60 days past due	60.7	867	526
		27,289	632

Schedule of foreign exchange currency exposures and effects on equity and net income
The following table provides an indication of the Company’s significant foreign exchange currency exposures as stated in US dollars at the following dates:

	CAD	EUR	GBP	Other	Total
	$	$	$	$	$
December 31, 2021
Cash	2,265	40,490	9,483	16,934	69,172
Trade and other receivables	5,800	6,229	1,530	4,310	17,869
Trade and other payables	(16,463)	(28,979)	(2,261)	(27,885)	(75,588)
Lease liabilities	—	(381)	—	(3,767)	(4,148)
Net financial position exposure	(8,398)	17,359	8,752	(10,408)	7,305

December 31, 2020
Net financial position exposure	(8,601)	6,739	8,513	(611)	6,040
A 10% strengthening of the above currencies against the US dollar would have affected the measurement of financial instruments denominated in these currencies and affected equity and net income by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases.

	CAD	EUR	GBP	Other	Total
	$	$	$	$	$
2021
Increase (decrease) on equity and net income	(840)	1,736	875	(1,041)	731

2020
Increase (decrease) on equity and net loss	(860)	674	851	(61)	604
A 10% weakening of the foreign currencies against the US dollar would have an equal but opposite effect.

Schedule of exposure to interest rate risk	The Company’s exposure to interest rate risk as at December 31, 2021 and 2020 is as follows:

Cash	Variable interest rate
Advances to third parties	Note 7
Processor deposits	Variable interest rate
Loans and borrowings	Note 12
Other liabilities	Note 11
Unsecured convertible debentures due to shareholders	Note 13
Liability classified common and preferred shares	Note 14